Lease liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	ease liabilities
The Company recognized right-of-use of assets of $1,185,000 (included in property, plant and equipment in the Consolidated Statements of Financial Position). Identified lease contracts mainly relate to real-estate rental agreements. The lease liabilities were discounted at an incremental borrowing rate of 14.2%.
The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

Real-estate
(In thousands)
As at January 1, 2022	3,374
Additions	458
Disposals	(73)
Depreciation expense	(1,230)
Amortization disposals	73
As at December 31, 2022	$2,602
Additions	767
Disposals	(414)
Depreciation expense	(1,223)
Amortization disposals	414
As at December 31, 2023	$2,146
Additions	462
Disposals	(706)
Depreciation expense	(1,201)
Amortization disposals	484
As at December 31, 2024	$1,185
There are no leases related to IT and office equipment
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2022	$4,620	$1,247	$3,373
Additions	458
Disposals	(577)
Interests expense	571
Foreign exchange loss (gain)	(298)
Payments	(1,205)
As at December 31, 2022	$3,569	$1,291	$2,278
Additions	767
Disposals	(414)
Interests expense	479
Foreign exchange loss (gain)	36
Payments	(1,321)
As at December 31, 2023	$3,116	$1,471	$1,645
Additions	462
Disposals	(706)
Interests expense	321
Foreign exchange loss (gain)	87
Payments	(1,508)
As at December 31, 2024	$1,772	$1,439	$333
The rental charges relating to short-term and low value leases remained classified as operating expenses in the Consolidated Statements of Operations and amounted to $1,737,000 for the year ended December 31, 2024 ($1,559,000 and $1,248,000 for the years ended December 31, 2023 and 2022, respectively).